Cover	Jul. 03, 2024
Cover [Abstract]
Document Type	8-K
Amendment Flag	false
Document Period End Date	Jul. 03, 2024
Entity File Number	001-38416
Entity Registrant Name	ORGENESIS INC.
Entity Central Index Key	0001460602
Entity Tax Identification Number	98-0583166
Entity Incorporation, State or Country Code	NV
Entity Address, Address Line One	20271 Goldenrod Lane
Entity Address, City or Town	Germantown
Entity Address, State or Province	MD
Entity Address, Postal Zip Code	20876
City Area Code	(480)
Local Phone Number	659-6404
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Title of 12(b) Security	Common Stock
Trading Symbol	ORGS
Security Exchange Name	NASDAQ
Entity Emerging Growth Company	false